UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09999

Exact name of registrant as specified in charter:	Dryden Core Investment Fund

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	1/31/2010

Date of reporting period:	4/30/2009

Item 1.	Schedule of Investments

Dryden Core Investment Fund/Taxable Money Market Series

Schedule of Investments

as of April 30, 2009 (Unaudited)

Principal Amount(000)	Description	Value
Certificates of Deposit 16.0%
	Banco Bilbao Vizcaya Argentina SA
$215,000	0.66%, 5/29/09	$215,001,670
100,000	0.80%, 6/30/09	100,000,000
125,000	0.90%, 6/26/09	125,000,000
	Barclays Bank PLC
185,000	1.35%, 5/6/09	185,000,000
125,000	1.35%, 5/12/09	125,000,000
50,000	1.35%, 5/13/09	50,000,000
125,000	2.00%, 10/9/09	125,000,000
	BNP Paribas
50,000	0.57%, 6/22/09	50,000,000
275,000	0.78%, 6/26/09	275,000,000
200,000	0.98%, 5/18/09	200,000,000
200,000	0.99%, 5/13/09	200,000,000
	Royal Bank of Scotland PLC
150,000	0.55%, 5/1/09	150,000,000
	State Street Bank and Trust Co.
50,000	0.49%, 6/29/09	50,000,000
200,000	1.00%, 5/12/09	200,000,000
175,000	1.01%, 8/13/09	175,000,000
	Unicredit Spa
115,000	0.55%, 5/21/09	115,000,000

		2,340,001,670

Commercial Paper 33.9%
	Australia & New Zealand Banking Group Ltd., 144A
300,000	1.671%, 10/2/09(c)	300,000,000
	Bank of America Corp.
170,000	0.40%, 5/20/09(b)	169,964,111
	Bank of Ireland
400,000	1.771%, 9/4/09(c)	399,999,999
	Caisse Nationale Des Caisses, 144A
45,000	1.03%, 7/1/09(b)	44,921,463
	Citigroup Funding, Inc.
100,000	0.33%, 5/15/09(b)(h)	99,987,167
15,000	0.33%, 5/19/09(b)(h)	14,997,525
160,000	0.33%, 5/22/09(b)(h)	159,969,200
150,000	0.33%, 5/26/09(b)(h)	149,965,625
70,000	0.33%, 5/27/09(b)(h)	69,983,317
125,000	0.33%, 5/28/09(b)(h)	124,969,063
	E.ON AG, 144A
76,000	0.55%, 5/6/09(b)	75,994,194
	Electrite de France, 144A
85,000	0.32%, 5/14/09(b)	84,990,178
	General Electric Capital Corp.
250,000	0.60%, 6/23/09(b)(h)	249,779,167
200,000	0.65%, 6/25/09(b)(h)	199,801,389
145,000	0.75%, 7/3/09(b)(h)	144,809,688

	JPMorgan Chase Funding, Inc., 144A
160,000	0.30%, 5/21/09(b)	159,973,333
150,000	0.35%, 6/2/09(b)	149,953,333
275,000	0.35%, 6/3/09(b)	274,911,771
	New York Life Capital Corp., 144A
95,000	0.43%, 6/2/09(b)	94,963,689
50,000	0.50%, 5/14/09(b)	49,990,972
	Old Line Funding LLC, 144A
45,066	0.30%, 5/27/09(b)	45,056,236
46,000	0.30%, 6/1/09(b)	45,988,117
100,000	0.30%, 6/8/09(b)	99,970,833
60,014	0.32%, 5/15/09(b)	60,006,532
20,000	0.35%, 5/13/09(b)	19,997,667
35,000	0.35%, 5/14/09(b)	34,995,576
95,839	0.35%, 5/20/09(b)	95,823,825
	Sanpaolo IMI US Financial Co.
125,000	0.48%, 6/25/09(b)	124,908,333
110,000	0.69%, 6/29/09(b)	109,876,510
160,000	1.05%, 6/2/09(b)	159,850,667
	Societe Generale North America, Inc.
100,000	0.41%, 5/8/09(b)	99,992,028
	State Street Corp.
72,000	0.35%, 5/5/09(b)(h)	71,997,200
152,000	0.35%, 5/13/09(b)	151,982,267
102,921	0.38%, 5/22/09(b)	102,898,186
	Total Capital Canada Ltd., 144A
55,000	0.50%, 7/15/09(b)	54,942,708
	UBS Finance (Delaware) LLC
250,000	0.75%, 5/18/09(b)	249,911,458
	US Bancorp
210,000	0.28%, 5/6/09(b)	209,991,833
	US Bank NA
200,000	0.34%, 5/4/09(b)	199,994,333

		4,958,109,493

Loan Participations 0.4%
	Army & Air Force Exchange Services
60,000	1.30%, 5/11/09(d)	60,000,000

Municipal Bonds 1.9%
	Allegany Cnty. Indl. Dev. Agcy. Environ. Facs. Rev., Atlantic Richfield Proj., F.R.D.D.
3,000	0.43%, 5/1/09(c)	3,000,000
	Arizona Hlth. Fac. Auth. Rev., Hlth Fac.-Catholic West, Ser. B, F.R.W.D.
16,215	0.41%, 5/1/09(c)	16,215,000
	Berkeley Cnty. SC Pollutn. Ctl. Facs. Rev., Amoco Chemical Co., Proj., F.R.D.D.
1,900	0.35%, 5/1/09(c)	1,900,000
	California St. Dept. Wtr. Res. Pwr. Supply Rev., F.R.D.D.
43,850	0.25%, 5/1/09(c)	43,850,000
	District of Columbia, Ser. C, F.R.W.D.
10,205	0.38%, 5/1/09(c)	10,205,000
	Gulf Coast Waste Disp. Auth. Tex. Amoco Oil Co. Proj., A.M.T., F.R.D.D.
23,900	0.50%, 5/1/09(c)	23,900,000
	Los Angeles Calif. Uni. Sch. Dist. Ctfs. Partn., Administration Bldg. Proj., F.R.W.D.
46,370	0.30%, 5/1/09(c)	46,370,000
	Massachusetts St. Dev. Fin. Agy. Rev., Harvard Univ., Ser. HH, F.R.W.D.
31,150	0.32%, 5/1/09(c)	31,150,000

	Massachusetts St. Health & Educational, Harvard University, Ser. GG2, F.R.W.D.
19,620	0.50%, 5/1/09(c)	19,620,000
	Port Bellingham Wash. Indl. Dev. Corp. Env. Facs. Indl., West Coast Prods., LLC,
6,500	Proj., F.R.D.D.
	0.47%, 5/1/09(c)	6,500,000
13,850	F.R.D.D.
	0.47%, 5/1/09(c)	13,850,000
	Sacramento Cnty. Santn. Dist. Fing. Auth. Rev., Santn. Dist.,
31,905	Ser. A, F.R.D.D.
	0.40%, 5/1/09(c)	31,905,000
5,300	Ser. D, F.R.D.D.
	0.40%, 5/1/09(c)	5,300,000
	Valdez Alaska Marine Term Rev., Pipelines, Inc., Proj., F.R.D.D.
12,000	0.35%, 5/1/09(c)	12,000,000
	Whiting Ind. Env. Facs. Rev.,
2,400	Amoco Oil Co. Proj., F.R.D.D.
	0.47%, 5/1/09(c)	2,400,000
9,200	BP Prods. North America Proj., F.R.D.D.
	0.47%, 5/1/09(c)	9,200,000

		277,365,000

Other Corporate Obligations 11.1%
	Bank of America Corp., M.T.N.
200,210	1.509%, 9/18/09(a)	200,148,741
	Bank of America NA
5,000	0.47%, 6/12/09(a)	4,998,769
150,000	1.104%, 7/29/10(a)(h)	150,000,000
15,000	1.331%, 6/12/09(a)	14,996,749
310,000	1.436%, 8/6/09(a)	310,000,000
	BNP Paribas
10,000	1.441%, 5/13/09(a)	10,000,468
	Citigroup Funding, Inc.
150,000	1.139%, 7/30/10(a)(h)	150,000,000
	Metlife Insurance Co. of Connecticut
99,000	1.607%, 7/7/09(a)(d)(e)
	(original cost $99,000,000; date purchased 7/7/08)	99,000,000
	Nordea Bank AB, M.T.N., 144A
197,000	1.449%, 9/24/09(a)	197,000,000
	US Bank NA
270,000	1.393%, 9/10/09(a)	270,000,000
	Wells Fargo & Co., M.T.N.
210,000	1.397%, 9/23/09(a)	210,052,459

		1,616,197,186

U.S. Government Agencies 27.4%
	Federal Home Loan Bank
1,405	0.08%, 5/11/09(b)	1,404,969
171,000	0.18%, 6/17/09(b)	170,959,815
50,000	0.18%, 6/30/09 (b)	49,985,000
30,000	0.19%, 6/29/09(b)	29,990,658
100,000	0.24%, 5/22/09(b)	99,986,292
50,000	0.24%, 6/5/09 (b)	49,988,333
225,000	0.49%, 10/13/09(a)	225,000,000
200,000	0.85%, 10/30/09(a)	199,907,365
440,000	0.96%, 7/10/09(a)	440,002,127
25,000	0.96%, 7/14/09 (a)	25,000,000

15,000	2.675%, 9/4/09	15,103,993
9,000	3.00%, 7/15/09(b)	8,943,750
14,500	5.00%, 9/18/09	14,745,533
	Federal Home Loan Mortgage Corp.
1,870	0.05%, 5/8/09(b)	1,869,982
100,000	0.19%, 6/30/09(b)	99,968,333
150,000	0.22%, 5/12/09(b)	149,989,917
100,000	0.60%, 7/24/09(b)	99,860,000
25,000	0.73%, 11/23/09(b)	24,895,569
4,800	0.83%, 12/29/09(b)	4,773,219
510,000	1.229%, 8/24/10(a)	509,869,104
56,000	4.00%, 9/22/09	56,725,446
75,000	4.25%, 7/15/09	75,571,473
9,760	5.25%, 5/21/09	9,785,956
222,974	6.625%, 9/15/09	227,921,576
	Federal National Mortgage Association
38,000	0.30%, 8/24/09(b)	37,963,583
47,000	0.406%, 7/1/09(b)	46,968,144
200,000	0.50%, 7/7/09(b)	199,813,889
80,000	0.55%, 7/29/09(b)	79,891,222
50,000	0.55%, 9/8/09(b)	49,900,694
125,000	0.62%, 9/17/09(b)	124,700,764
150,000	0.62%, 9/18/09(b)	149,638,333
165,000	1.029%, 7/13/10(a)	164,866,494
160,000	1.184%, 8/5/10(a)	159,929,886
275,000	5.125%, 7/13/09	277,529,308
118,327	6.625%, 9/15/09	120,965,329

		4,004,416,056

U. S. Government & Agency Obligations 6.2%
	United States Treasury Bill
330,000	0.22%, 7/16/09(b)	329,911,450
150,000	0.22%, 9/17/09(b)	149,872,004
170,000	0.28%, 10/1/09(b)	169,801,313
80,000	0.29%, 10/8/09(b)	79,896,889
170,000	0.34%, 10/22/09(b)	169,728,850

		899,210,506

Repurchase Agreements 6.2%
	Banc of America Securities, LLC
200,049	0.20%, dated 4/30/09, due 5/1/09 in the amount of $200,050,111 (cost $200,049,000; collateralized by $136,879,452 GE Capital Corp., FDIC Gtd., 2.25%, Maturity date 3/12/12, the value of collateral including accrued interest was $204,049,980)(g)	200,049,000
	Banc of America Securities, LLC
35,483	0.22%, dated 4/30/09, due 5/1/09 in the amount of $35,483,217 (cost $35,483,000; the value of collateral including accrued interest was $36,193,380)(g)	35,483,000
	Barclays Capital, Inc.
450,000

0.18%, dated 4/30/09, due 5/1/09 in the amount of $450,002,250

(cost $450,000,000; collateralized by $58,707,000 JPMorgan Chase & Co., FDIC Gtd., 2.125%, Maturity date 12/26/12; $389,166 Goldman Sachs Group, Inc., FDIC Gtd., 1.764%, Maturity date 12/3/10; $60,129,000 Goldman Sachs Group, Inc., FDIC Gtd., 3.25%, Maturity date 6/15/12; $62,500,000 GE Capital Group, FDIC Gtd.,

	1.1.67%, Maturity date 12/7/12; $23,803,427 GE Capital Corp., FDIC Gtd., 2.20%, Maturity date 6/8/12; $1,000,000 Citigroup Funding, Inc., FDIC Gtd., 1.532%, Maturity date 3/30/12; $61,480,000 Citigroup Funding, Inc., FDIC Gtd., 2.00%, Maturity date 3/30/12; $81,800,000 Bank of America, FDIC Gtd., 1.427%, Maturity date 6/22/12; $50,562,000 American Express Bank, FDIC Gtd., 3.15%, Maturity date 12/9/11; $51,192,000 Morgan Stanley & Co., FDIC Gtd., 2.90%, Maturity date 12/1/10, the value of collateral including accrued interest was $459,000,000)	450,000,000
	Barclays Capital, Inc.
123,000	0.25%, dated 4/30/09, due 5/1/09 in the amount of $123,000,854
	(cost $123,000,000; the value of collateral including accrued interest was $125,460,098)(g)	123,000,000
	Morgan Stanley Co.
100,000

0.16%, dated 4/30/09, due 5/1/09 in the amount of $100,000,444

(cost $100,000,000; collateralized by $20,000,000 Morgan Stanley, FDIC Gtd., 1.95%, Maturity date 6/20/12; $40,943,000 JPMorgan Chase & Co., FDIC Gtd., 2.625%, Maturity date 12/1/10; $10,691,000 JPMorgan Chase & Co., FDIC Gtd., 1.65%, Maturity date 2/23/11; $2,434,631 GE Capital Corp., FDIC Gtd., 1.80%, Maturity date 3/11/11; $27,710,000 Bank of America NA., FDIC Gtd., 1.70%, Maturity date 12/23/10; $45,000 State Street Bank & Trust Co., FDIC Gtd., 1.85%, Maturity date 3/15/11, the value of collateral including accrued interest was $103,659,710)

		100,000,000

		908,532,000

	Total Investments 103.1% (amortized cost $15,063,831,911)(f)	15,063,831,911

	Liabilities in excess of other assets (3.1%)	(458,926,214)

	Net Assets 100.0%	$14,604,905,697

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

A.M.T.—Alernative Minimum Tax

F.R.D.D.—Floating Rate (Daily) Demand

F.R.W.D.—Floating Rate (Weekly) Demand

M.T.N.—Medium Term Note

N.A.—National Association (National Bank)

(a)	Floating Rate Security. The interest rate shown reflects the rate in effect at April 30, 2009.
(b)	Rate quoted represents yield-to-maturity as of purchase date.
(c)	Variable rate instrument. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
(d)	Indicates a security that has been deemed illiquid.
(e)	Private placement, restricted as to resale and does not have a readily available market. The aggregate original cost of such securities is $99,000,000. The aggregate value of $99,000,000 is 0.7% of net assets.
(f)	The cost basis for federal income tax purposes is substantially the same as that used for financial statement purposes.
(g)	Repurchase Agreements are collateralized by U.S. Treasury or Federal agency obligations.
(h)	FDIC—Guaranteed issued under temporary liquidity guarantee program.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of April 30, 2009 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	—	—
Level 2 - Other Significant Observable Inputs	$15,063,831,911	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$15,063,831,911	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of January 31, 2009 and April 30, 2009, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

Dryden Core Investment Fund-Short-Term Bond Series

Schedule of Investments

as of April 30, 2009 (Unaudited)

	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 87.3%
ASSET BACKED SECURITIES 33.0%
Accredited Mortgage Loan Trust, Ser. 2004-4, Class A2D(a)	Aaa	0.79%	01/25/35	$3,004	$1,447,397
Ace Securities Corp., Home Equity Loan, Ser. 2002-HE1, Class M1(a)	Baa1	1.41	06/25/32	622	337,011
Ace Securities Corp., Home Equity Loan, Ser. 2003-HE1, Class M2(a)	Ba3	2.99	11/25/33	427	195,546
Ace Securities Corp., Home Equity Loan, Ser. 2003-OP1, Class M1(a)	Aaa	1.14	12/25/33	2,000	900,225
Ace Securities Corp., Home Equity Loan, Ser. 2004-FM1, Class M1(a)	Aa2	1.34	09/25/33	1,063	581,246
Ace Securities Corp., Home Equity Loan, Ser. 2004-OP1, Class M1(a)	Aa2	0.96	04/25/34	4,837	2,224,144
Ace Securities Corp., Home Equity Loan, Ser. 2005-HE2, Class M2(a)	Aa2	0.89	04/25/35	2,000	1,628,286
American Express Credit Account Master Trust, Ser. 2004-C, Class C, 144A(a)	Baa1	0.95	02/15/12	1,144	1,093,110
American Express Credit Account Master Trust, Ser. 2006-1, Class C, 144A (a)	Baa1	0.73	12/15/13	10,000	6,234,385
American Express Credit Account Master Trust, Ser. 2006-3, Class C, 144A(a)	Baa1	0.73	03/15/14	10,000	5,880,796
American Express Credit Account Master Trust, Ser. 2006-B, Class C, 144A(a)	Baa1	0.74	08/15/13	13,000	9,699,667
American Express Credit Account Master Trust, Ser. 2007-1, Class C, 144A(a)	Baa2	0.72	09/15/14	5,000	2,610,969
American Express Credit Account Master Trust, Ser. 2007-3, Class B(a)	A2	0.54	10/15/12	10,000	8,766,385
American Express Credit Account Master Trust, Ser. 2007-3, Class C, 144A(a)	Baa2	0.70	10/15/12	2,000	1,744,375
Ameriquest Mortgage Securities, Inc., Ser. 2003-1, Class M1(a)(c)	Aa2	1.79	02/25/33	5,671	3,046,048
Ameriquest Mortgage Securities, Inc., Ser. 2003-2, Class M2(a)(c)	B3	3.21	03/25/33	383	36,800
Ameriquest Mortgage Securities, Inc., Ser. 2003-8, Class M1(a)	Aa2	1.14	10/25/33	4,968	2,742,383
Ameriquest Mortgage Securities, Inc., Ser. 2003-11, Class M1(a)	Aa2	1.13	01/25/34	1,411	819,488
Ameriquest Mortgage Securities, Inc., Ser. 2003-12, Class M1(a)	Aa2	1.19	01/25/34	2,908	1,738,842
Ameriquest Mortgage Securities, Inc., Ser. 2004-R6, Class A1(a)	Aa3	0.65	07/25/34	7,129	5,085,029
Ameriquest Mortgage Securities, Inc., Ser. 2005-R9, Class AF4	A1	5.44	11/25/35	1,500	882,752
Ameriquest Mortgage Securities, Inc., Ser. 2005-R9, Class AF5	A2	5.82	11/25/35	1,808	623,254
Amortizing Residential Collateral Trust, Home Equity Loan, Ser. 2002-BC5, Class M2(a)	A2	2.24	07/25/32	212	67,285
Amortizing Residential Collateral Trust, Home Equity Loan, Ser. 2002-BC9, Class M1(a)	A1	2.09	12/25/32	2,650	1,271,459
Argent Securities, Inc., Home Equity Loan, Ser. 2003-W2, Class M4(a)	Baa1	5.20	09/25/33	1,000	430,597
Argent Securities, Inc., Home Equity Loan, Ser. 2003-W3, Class M2(a)	A2	2.24	09/25/33	12,586	2,183,979

Argent Securities, Inc., Home Equity Loan, Ser. 2004-W5, Class M1(a)	Aa2	1.04	04/25/34	1,000	413,437
Argent Securities, Inc., Home Equity Loan, Ser. 2004-W7, Class M1(a)	Aa1	0.99	05/25/34	1,021	367,912
Asset Backed Funding Cert., Ser. 2003-AHL1, Class A1	Aaa	3.67	03/25/33	777	406,101
Asset Backed Funding Cert., Ser. 2003-OPT1, Class A3(a)	Aaa	1.12	04/25/33	1,169	562,388
Asset Backed Funding Cert., Ser. 2004-HE1, Class M1(a)	Aa2	1.34	03/25/34	2,583	1,385,707
Asset Backed Funding Cert., Ser. 2006-OPT1, Class A3D(a)	A2	0.68	09/25/36	6,000	1,459,895
Asset Backed Securities Corp., Home Equity Loan, Ser. 2003-HE5, Class M2(a)	A2	3.30	09/15/33	682	273,361
Asset Backed Securities Corp., Home Equity Loan, Ser. 2004-HE1, Class M1(a)	Aa2	1.50	01/15/34	3,004	1,718,707
Asset Backed Securities Corp., Home Equity Loan, Ser. 2004-HE1, Class M2(a)	A2	2.93	01/15/34	923	565,999
Asset Backed Securities Corp., Home Equity Loan, Ser. 2005-HE6, Class M1(a)	Aa1	0.93	07/25/35	2,500	1,779,984
BA Credit Card Trust, Ser. 2006, Class C4(a)	Baa2	0.68	11/15/11	26,300	25,863,883
Bear Stearns Asset Backed Securities Trust. Ser. 2003-3, Class M1(a)	Aa2	1.26	06/25/43	1,185	623,721
Bear Stearns Asset Backed Securities Trust, Ser. 2004-1, Class M1(a)	AA(d)	1.09	06/25/34	4,030	2,096,193
Bear Stearns Asset Backed Securities, Inc., Ser. 2004-FR3, Class M2(a)	A2	1.61	09/25/34	1,437	568,171
Bear Stearns Asset Backed Securities Trust, Ser. 2004-HE6, Class M1(a)	Aa2	1.01	08/25/34	5,090	1,951,074
Bear Stearns Asset Backed Securities, Inc., Ser. 2004-HE7, Class M1(a)	Aa2	1.04	08/25/34	6,654	2,755,532
Bear Stearns Asset Backed Securities, Inc., Ser. 2004-HE10, Class M1(a)	Aa2	1.09	12/25/34	1,216	478,439
Bear Stearns Asset Backed Securities Trust, Ser. 2005-HE10, Class A3(a)	Aaa	0.82	11/25/35	11,000	7,952,736
Bear Stearns Asset Backed Securities Trust, Ser. 2005-HE11, Class M1(a)	A1	0.87	11/25/35	9,522	1,783,980
Bear Stearns Asset Backed Securities Trust, Ser. 2007-FS1, Class 1A3(a)	Caa2	0.61	05/25/35	19,000	3,549,039
Carmax Auto Owner Trust, Ser. 2008-1, Class A2B(a)	Aaa	1.15	04/15/11	5,498	5,480,257
Carmax Auto Owner Trust, Ser. 2008-2, Class A2B(a)	Aaa	1.35	09/15/11	19,669	19,571,192
Carrington Mortgage Loan Trust, Ser. 2005-NC4, Class A2(a)	A1	0.92	09/25/35	9,265	3,975,576
CDC Mortgage Capital Trust, Home Equity Loan, Ser. 2002-HE2, Class M2(a)(c)	Ca	2.69	01/25/33	520	43,283
CDC Mortgage Capital Trust, Ser. 2003-HE3, Class M1(a)	Baa2	1.49	11/25/33	10,469	5,787,407
Centex Home Equity, Home Equity Loan, Ser. 2002-D, Class M1(a)	Aa2	1.51	12/25/32	934	133,184
Centex Home Equity, Home Equity Loan, Ser. 2005-B, Class M1(a)	Aa1	0.84	03/25/35	3,000	770,062
Centex Home Equity, Home Equity Loan, Ser. 2005-C, Class M1(a)	Aa1	0.87	06/25/35	7,600	2,477,548
Centex Home Equity, Ser. 2003-A, Class M2(a)	A2	2.17	03/25/33	514	103,248
Centex Home Equity, Ser. 2003-B, Class M1(a)	Aa2	1.14	06/25/33	924	569,045
Centex Home Equity, Ser. 2003-B, Class M2(a)	A2	2.14	06/25/33	756	147,123
Centex Home Equity, Ser. 2004-C, Class AF5	Aaa	5.98	06/25/34	15,505	8,694,130
Chase Funding Mortgage Loan, Ser. 2003-2, Class 2A2(a)	Aaa	1.00	02/25/33	783	586,993
Chase Issuance Trust, Ser. 2006-C2, Class C(a)	Baa2	0.75	04/15/13	8,751	6,568,542
Chase Issuance Trust, Ser. 2006-C4, Class C4(a)	Baa2	0.74	01/15/14	44,000	27,340,161

Citibank Credit Card Issuance Trust, Ser. 2005-C6, Class C6(a)	Baa2	0.78	11/15/12	14,000	11,112,576
Citibank Credit Card Issuance Trust, Ser. 2006-C1, Class C1(a)	Baa2	0.85	02/20/15	19,100	10,056,990
Citibank Credit Card Issuance Trust, Ser. 2006-C4, Class C4(a)	Baa2	0.70	01/9/12	34,120	31,457,182
Citicorp Residential Mortgage Securities, Inc., Ser. 2006-2, Class A5	Aa2	6.04	09/25/36	17,200	9,220,536
Citicorp Residential Mortgage Securities, Inc., Ser. 2007-2, Class M3	Baa2	6.49	06/25/37	5,560	1,115,203
Citigroup Mortgage Loan Trust, Inc., Ser. 2005-HE1, Class M1(a)	Aa1	0.87	05/25/35	2,163	2,085,812
Citigroup Mortgage Loan Trust, Inc., Ser. 2005-HE3, Class M1(a)	A1	0.90	09/25/35	2,000	1,188,027
Citigroup Mortgage Loan Trust, Inc., Ser. 2006-HE2, Class A2B(a)	Aa2	0.54	08/25/36	3,600	3,266,338
CLI Funding, LLC, Ser. 2006-1A, Class A, 144A(a)	Baa3	0.63	08/18/21	13,311	5,857,020
Conseco Finance Corp., Ser. 2001-C, Class M1(a)	Aa3	1.15	08/15/33	764	156,828
Countrywide Asset-Backed Certificates, Ser. 2002-3, Class M1(a)	Baa2	1.56	03/25/32	472	290,911
Countrywide Asset-Backed Certificates, Ser. 2003-3, Class M1(a)	A1	1.49	08/25/33	1,918	120,839
Countrywide Asset-Backed Certificates, Ser. 2004-1, Class M2(a)	Aa2	0.99	03/25/34	8,000	4,914,029
Countrywide Asset-Backed Certificates, Ser. 2005-15, Class 1AF4(a)	Ba1	5.70	04/25/36	1,900	683,328
Countrywide Asset-Backed Certificates, Ser. 2006-S4, Class A1(a)	Ba3	0.55	07/25/34	4,240	3,870,513
Countrywide Asset-Backed Certificates, Ser. 2004-1, Class M1(a)	Aa1	0.94	03/25/34	1,570	582,921
Countrywide Asset-Backed Certificates, Ser. 2004-2, Class M1(a)	Aa2	0.94	05/25/34	3,500	1,868,391
Countrywide Asset-Backed Certificates, Ser. 2004-13, Class MV4(a)	A1	1.29	04/25/35	9,000	3,050,869
Countrywide Asset-Backed Certificates, Ser. 2005-13, Class MV1(a)	B2	0.88	04/25/36	4,000	695,310
Countrywide Asset-Backed Certificates, Ser. 2005-14, Class M1(a)	Ba3	0.89	04/25/36	1,750	262,610
Countrywide Asset-Backed Certificates, Ser. 2005-2, Class M1(a)	Aa1	0.86	08/25/35	3,300	2,532,983
Countrywide Asset-Backed Certificates, Ser. 2006-13, Class 1AF1(a)	Ba3	0.56	01/25/37	1,615	1,586,078
Countrywide Asset-Backed Certificates, Ser. 2006-S7, Class A1(a)	Caa1	0.53	11/25/35	8,236	4,926,641
Countrywide Asset-Backed Certificates, Ser. 2006-S8, Class A1(a)	B3	0.53	04/25/36	12,298	6,117,068
Countrywide Asset-Backed Certificates, Ser. 2007-2, Class 2A4(a)	Ca	0.66	08/25/37	10,000	961,723
Countrywide Asset-Backed Certificates, Ser. 2007-S1, Class A1A(a)	B3	0.55	11/25/36	8,198	4,939,244
Countrywide Home Equity Loan Trust, Home Equity Loan, Ser. 2005-A, Class 2A(a)	B3	0.69	04/15/35	1,529	409,532
Countrywide Home Equity Loan Trust, Home Equity Loan, Ser. 2005-B, Class 2A(a)	Ca	0.63	05/15/35	1,506	339,879
Countrywide Home Equity Loan Trust, Home Equity Loan, Ser. 2005-I, Class 2A(a)	B3	0.68	02/15/36	2,827	1,064,469
Countrywide Home Equity Loan Trust, Home Equity Loan, Ser. 2006-I, Class 2A(a)	Aa3	0.59	01/15/37	23,833	8,867,349
CS First Boston Mortgage Securities Corp., Ser. 2001-HE17, Class A1(a)	Aaa	1.06	01/25/32	2,098	982,765
CS First Boston Mortgage Securities Corp., Ser. 2001-HE25, Class M1(a)	Aa2	2.04	03/25/32	980	509,222

Discover Card Master Trust I, Ser. 2006-3, Class B1(a)	A2	0.59	03/15/14	9,816	6,173,437
Discover Card Master Trust I, Ser. 2007-3, Class B1(a)	A2	0.58	10/15/12	15,000	12,306,393
Equifirst Mortgage Loan Trust, Ser. 2003-1, Class M2(a)	Baa1	2.34	12/25/32	293	123,298
Equifirst Mortgage Loan Trust, Ser. 2004-2, Class M1(a)	Aa1	0.99	10/25/34	3,000	1,493,655
Equity One ABS, Inc., Ser. 2003-1, Class M1	A2	4.86	07/25/33	324	218,664
FBR Securitization Trust, Ser. 2005-5, Class M1(a)	A3	0.90	11/25/35	10,000	2,716,794
Finance America Mortgage Loan Trust, Ser. 2004-3, Class M1(a)	Aa1	1.02	11/25/34	11,610	5,994,028
First Franklin Mtg. Loan Asset Backed Cert., Home Equity Loan, Ser. 2005-FFH4, Class M4(a)	C	1.09	12/25/35	3,500	62,112
First Franklin Mtg. Loan Asset Backed Cert., Home Equity Loan, Ser. 2006-FFH1, Class M2(a)	Caa2	0.84	01/25/36	2,000	38,217
First Franklin Mtg. Loan Asset Backed Certificates, Ser. 2004-FF3, Class M1(a)	Aa2	1.26	05/25/34	8,909	4,108,364
First Franklin Mtg. Loan Asset Backed Certificates, Ser. 2004-FF8, Class M1(a)	Aa1	0.94	10/25/34	5,200	1,814,576
First NLC Trust, Ser. 2005-2, Class M1	A1	0.92	09/25/35	2,500	1,029,300
Flagstar Home Equity Loan Trust, Ser. 2006-2A, Class A, 144A(original cost $21,357,982; date purchased 12/14/06)(a)(g)	Aa3	0.60	06/25/19	21,358	8,505,983
Ford Credit Auto Owner Trust, Ser. 2006-C, Class A3	Aaa	5.16	11/15/10	1,845	1,859,442
Ford Credit Auto Owner Trust, Ser. 2007-A, Class A2A	Aaa	5.42	04/15/10	67	67,270
Ford Credit Auto Owner Trust, Ser. 2008-A, Class A2(a)	Aaa	1.05	07/15/10	1,981	1,976,901
Fremont Home Loan Trust, Ser. 2003-B, Class M1(a)	Aa1	1.49	12/25/33	1,236	671,219
Fremont Home Loan Trust, Ser. 2004-1, Class M6(a)	A3	2.39	02/25/34	384	100,055
Fremont Home Loan Trust, Ser. 2004-2, Class M2(a)	Aa1	1.37	07/25/34	2,400	1,398,070
GE Business Loan Trust, Ser. 2003-2, Class A, 144A(a)	Aaa	0.82	11/15/31	10,414	7,749,203
GE Business Loan Trust, Ser. 2004-2A, Class A, 144A(a)	Aaa	0.67	12/15/32	9,645	4,743,046
GE Business Loan Trust, Ser. 2006-2, Class A, 144A(a)	Aaa	0.63	11/15/34	13,224	8,440,963
GE Capital Credit Card Master Note Trust, Ser. 2005-3, Class B(a)	A1	0.75	06/15/13	4,000	3,532,274
GE Capital Credit Card Master Note Trust, Ser. 2006-1, Class B(a)	A2	0.56	09/15/12	9,000	8,631,984
GE Capital Credit Card Master Note Trust, Ser. 2006-1, Class C(a)	Baa2	0.69	09/15/12	11,500	10,821,280
GE Capital Credit Card Master Note Trust, Ser. 2007-1, Class C(a)	Baa2	0.72	03/15/13	21,000	18,202,958
GE Capital Credit Card Master Note Trust, Ser. 2007-2, Class B(a)	A2	0.63	03/15/15	25,000	16,519,760
GE Capital Credit Card Master Note Trust, Ser. 2007-2, Class C(a)	Baa2	0.81	03/15/15	13,680	7,808,658
GE Corporate Aircraft Financing LLC, Ser. 2005-1, Class A3, 144A(a)	Aaa	0.70	08/25/19	10,565	8,557,836
GE Dealer Floorplan Master Note Trust, Ser. 2006-2, Class B(a)	A1	0.69	04/20/13	5,000	2,686,944
GE Dealer Floorplan Master Note Trust, Ser. 2006-3, Class B(a)	A1	0.62	07/20/11	19,000	17,913,844
GE Seaco Finance, Ser. 2005-1A, Class A, 144A(a)	Baa3	0.70	11/17/20	9,217	4,424,000
GMAC Mortgage Corp. Loan Trust, Ser. 2001-HE2, Class 1A1(a)	Ba2	0.88	12/25/26	3,798	1,863,723
GSAMP Trust Home Equity Loan, Ser. 2003-FM1, Class M2(a)	Caa3	3.22	03/20/33	275	40,924
GSAMP Trust Home Equity Loan, Ser. 2004-FM1, Class M1(a)	Aaa	1.41	11/25/33	4,014	2,286,509

GSAMP Trust Home Equity Loan, Ser. 2004-FM1, Class M2(a)	A1	2.54	11/25/33	338	140,460
GSAMP Trust Home Equity Loan, Ser. 2004-NC1, Class M1(a)	Aa2	0.99	03/25/34	4,959	2,477,902
GSAMP Trust Home Equity Loan, Ser. 2005-HE6, Class M2(a)	Ba3	0.89	11/25/35	4,500	596,375
GSAMP Trust Home Equity Loan, Ser. 2006-HE6, Class A3(a)	B3	0.59	08/25/36	20,148	5,835,584
HFC Home Equity Loan Asset Backed Certificates, Ser. 2006-2, Class M2 (a)	Aa1	0.74	03/20/36	12,774	6,796,026
HFC Home Equity Loan Asset Backed Certificates, Ser. 2006-3, Class A4 (a)	Aaa	0.69	03/20/36	7,300	2,731,073
HFC Home Equity Loan Asset Backed Certificates, Ser. 2006-4, Class A3V(a)	Aaa	0.60	03/20/36	15,000	8,736,557
HFC Home Equity Loan Asset Backed Certificates, Ser. 2007-3, Class M2(a)	Aa1	2.95	11/20/36	3,500	1,074,724
Home Equity Asset Trust, Home Equity Loan, Ser. 2002-3, Class M1(a)	Aa2	1.79	02/25/33	1,615	995,454
Home Equity Asset Trust, Home Equity Loan, Ser. 2002-4, Class M1(a)	Aa2	1.94	03/25/33	1,685	869,016
Home Equity Asset Trust, Home Equity Loan, Ser. 2003-2, Class M1(a)	Aa2	1.76	08/25/33	3,022	1,646,322
Home Equity Asset Trust, Home Equity Loan, Ser. 2003-3, Class M1(a)	Aa1	1.73	08/25/33	3,710	2,065,502
Home Equity Asset Trust, Home Equity Loan, Ser. 2003-4, Class M1(a)	Aa3	1.64	10/25/33	12,345	5,142,730
Home Equity Asset Trust, Home Equity Loan, Ser. 2003-8, Class M1(a)	Aa2	1.52	04/25/34	1,257	655,129
Home Equity Asset Trust, Ser. 2004-1, Class M1(a)	A1	1.38	06/25/34	21,245	10,033,757
Home Equity Asset Trust, Ser. 2005-3, Class M2(a)	A3	0.88	08/25/35	2,450	1,568,449
Home Equity Asset Trust, Ser. 2005-5, Class M1(a)	A1	0.92	11/25/35	2,625	1,125,329
Home Equity Asset Trust, Ser. 2005-8, Class M2(a)	B3	0.89	02/25/36	2,000	93,172
Honda Auto Receivables Owner Trust, Ser. 2007-2, Class A3	Aaa	5.46	05/21/11	918	934,053
Honda Auto Receivables Owner Trust, Ser. 2008-1, Class A3	Aaa	4.47	01/18/12	28,000	28,448,280
Household Credit Card Master Note Trust I, Ser. 2007-2, Class A(a)	Aaa	1.00	07/15/13	5,200	4,659,634
Household Credit Card Master Note Trust, Ser. 2006-1, Class B(a)	A1	0.59	06/15/12	18,000	16,705,809
HSBC Private Label Credit Card Master Note Trust, Ser. 2007-1, Class B(a)	A2	0.56	12/16/13	25,000	20,980,315
HSI Asset Securitization Corp. Trust, Ser. 2006-OPT4, Class 2A4(a)	A2	0.69	03/25/36	1,400	429,177
Huntington Auto Trust, Ser. 2008-1A, Class A2B, 144A(a)	Aaa	1.45	11/15/10	4,959	4,950,267
Hyundai Auto Receivables Trust, Ser. 2007-A, Class A3A	Aaa	5.04	01/15/12	4,455	4,538,654
Hyundai Auto Receivables Trust, Ser. 2008-A, Class A2	Aaa	4.16	05/16/11	28,724	28,987,426
Indymac Home Equity Loan Asset-Backed Trust, Ser. 2004-B, Class M4(a)	A1	1.59	11/25/34	14,500	10,209,282
Irwin Home Equity, Ser. 2006-2, Class 2A1, 144A(a)	Aaa	0.54	02/25/36	2,799	2,459,552
JP Morgan Mortgage Acquisition Corp., Ser. 2006-CW2, Class AV5(a)	Aaa	0.68	08/25/36	7,447	1,661,551
Long Beach Mortgage Loan Trust, Ser. 2003-3, Class M1(a)	Aa2	1.56	07/25/33	3,731	1,849,190
Long Beach Mortgage Loan Trust, Ser. 2003-4, Class M1(a)	Aa2	1.46	08/25/33	6,800	3,369,401
Long Beach Mortgage Loan Trust, Ser. 2004-1, Class M1(a)	Aa1	0.94	02/25/34	29,430	12,258,351
Long Beach Mortgage Loan Trust, Ser. 2004-1, Class M2(a)	Aa2	0.99	02/25/34	6,340	3,310,296

Long Beach Mortgage Loan Trust, Ser. 2004-2, Class M1(a)	Aa2	0.97	06/25/34	2,350	1,215,488
Long Beach Mortgage Loan Trust, Ser. 2004-3, Class M1(a)	Aa1	1.01	07/25/34	1,750	545,422
Long Beach Mortgage Loan Trust, Ser. 2005-WL1, Class M2(a)	A2	0.99	06/25/35	10,000	4,425,936
Mastr Asset Backed Securities Trust, Ser. 2004-OPT2, Class A2(a)	Aaa	0.79	09/25/34	170	68,426
MBNA Credit Card Master Note Trust, Ser. 2006-C2, Class C2(a)	Baa2	0.75	08/15/13	21,800	15,824,864
MBNA Credit Card Master Note Trust, Ser. 2006-C3, Class C3(a)	Baa2	0.74	10/15/13	7,455	5,410,366
Merrill Lynch Mortgage Investors, Inc., Ser. 2003-WMC2, Class M2(a)(c)	A2	3.29	02/25/34	699	449,152
Merrill Lynch Mortgage Investors, Inc., Ser. 2004-WMC1, Class M2(a)	A2	2.09	10/25/34	3,900	1,822,020
Morgan Stanley ABS Capital I, Home Equity Loan, Ser. 2004-HE7, Class M1(a)	Aa1	1.04	08/25/34	3,607	1,137,330
Morgan Stanley ABS Capital I, Ser. 2002-NC6, Class M1(a)	A2	1.94	11/25/32	1,658	966,711
Morgan Stanley ABS Capital I, Ser. 2003-HE1, Class M-1(a)	Aa2	1.64	05/25/33	1,831	934,844
Morgan Stanley ABS Capital I, Ser. 2003-NC5, Class M3(a)	B1	3.89	04/25/33	383	69,815
Morgan Stanley ABS Capital I, Ser. 2003-NC6, Class M2 (a)	A1	3.36	06/25/33	1,513	281,491
Morgan Stanley ABS Capital I, Ser. 2003-NC8, Class M1 (a)	Aa2	1.49	09/25/33	3,966	2,025,012
Morgan Stanley ABS Capital I, Ser. 2003-NC8, Class M2 (a)	A2	3.06	09/25/33	412	70,747
Morgan Stanley ABS Capital I, Ser. 2003-NC10, Class M1(a)	Aa2	1.46	10/25/33	978	545,023
Morgan Stanley ABS Capital I, Ser. 2005-HE4, Class M2(a)	A2	0.91	07/25/35	1,000	348,973
Morgan Stanley ABS Capital I, Ser. 2005-WMC1, Class M1(a)	Aa1	0.91	01/25/35	3,230	1,764,671
Morgan Stanley ABS Capital, Inc., Ser. 2004-HE8, Class M1(a)	Aa1	1.08	09/25/34	19,810	5,826,977
Morgan Stanley Dean Witter Capital I, Home Equity Loan, Ser. 2002-AM3, Class M2(a)	Baa1	3.44	02/25/33	659	183,793
Morgan Stanley Dean Witter Capital I, Home Equity Loan, Ser. 2002-HE1, Class M2(a)	C	2.39	07/25/32	344	5,636
Morgan Stanley Dean Witter Capital I, Home Equity Loan, Ser. 2002-NC5, Class M1(a)	Aa2	1.85	10/25/32	1,686	745,682
Morgan Stanley Dean Witter Capital I, Home Equity Loan, Ser. 2002-NC5, Class M2(a)	Baa2	2.84	10/25/32	387	71,786
Morgan Stanley Dean Witter Capital I, Home Equity Loan, Ser. 2003-NC3, Class M1(a)	Aa1	1.79	03/25/33	1,750	847,629
Morgan Stanley Dean Witter Capital I, Ser. 2002-AM2, Class M1(a)	Aa3	1.56	05/25/32	1,949	1,164,116
Morgan Stanley Dean Witter Capital I, Ser. 2003-NC3, Class M3(a)	Baa2	3.81	03/25/33	474	46,989
Morgan Stanley Home Equity Loan Trust, Ser. 2005-3, Class M1(a)	Aa1	0.89	08/25/35	150	72,847
Morgan Stanley Home Equity Loans, Ser. 2005-2, Class M1(a)	Aa1	0.85	05/25/35	3,972	3,570,535
Morgan Stanley Home Equity Loans, Ser. 2005-4, Class M1(a)	Ba2	0.85	09/25/35	2,210	422,315
National City Credit Card Master Trust, Ser. 2006-1, Class C(a)	Baa2	0.73	03/15/13	5,000	2,687,767

National City Credit Card Master Trust, Ser. 2007-1, Class C(a)	Baa2	0.75	03/15/14	17,625	6,986,310
National Collegiate Student Loan Trust, Ser. 2006-1, Class A2(a)	Aa1	0.58	08/25/23	2,942	2,656,526
New Century Home Equity Loan Trust, Ser. 2003-5, Class AI6	Aaa	5.50	11/25/33	15,000	7,355,658
New Century Home Equity Loan Trust, Ser. 2003-6, Class M1(a)	Aa2	1.52	01/25/34	17,143	8,173,882
New Century Home Equity Loan Trust, Ser. 2004-1, Class M1(a)	Aa2	1.03	05/25/34	8,956	4,467,455
New Century Home Equity Loan Trust, Ser. 2004-2 Class A4(a)	Aaa	0.99	08/25/34	2,430	967,827
New Century Home Equity Loan Trust, Ser. 2004-3, Class M1(a)	Aa1	1.06	11/25/34	11,087	4,078,791
New Century Home Equity Loan Trust, Ser. 2004-4, Class M1(a)	Aa1	0.95	02/25/35	20,836	9,991,179
Nissan Auto Receivables Owner Trust, Ser. 2007-B, Class A3	Aaa	5.03	05/15/11	3,800	3,872,807
Nissan Auto Receivables Owner Trust, Ser. 2008-B, Class A3	Aaa	4.46	04/15/12	22,000	22,499,191
Option One Mortgage Loan Trust, Home Equity Loan, Ser. 2002-6, Class M1(a)	Aaa	1.56	11/25/32	268	116,401
Option One Mortgage Loan Trust, Home Equity Loan, Ser. 2003-2, Class A2(a)	Aaa	1.04	04/25/33	2,773	1,632,003
Option One Mortgage Loan Trust, Home Equity Loan, Ser. 2004-1, Class M1(a)	Aa2	1.34	01/25/34	2,094	1,103,610
Option One Mortgage Loan Trust, Home Equity Loan, Ser. 2005-3, Class M1(a)	Aa3	0.91	08/25/35	2,460	966,635
Option One Mortgage Loan Trust, Home Equity Loan, Ser. 2005-5, Class M2(a)	Ba3	0.86	12/25/35	8,000	733,782
Option One Mortgage Loan Trust, Home Equity Loan, Ser. 2005-5, Class M3(a)	B1	0.88	12/25/35	2,000	68,345
Origen Manufactured Housing, Ser. 2006-A, Class A1(a)	Ba2	0.60	11/15/18	8,770	7,465,081
Origen Manufactured Housing, Ser. 2007-A, Class A1(a)	Baa2	0.64	04/15/37	9,297	6,592,722
Popular ABS Mortgage Pass-Through Trust, Home Equity Loan, Ser. 2004-4, Class M1	Aa2	5.18	09/25/34	1,819	1,104,749
Popular ABS Mortgage Pass-Through Trust, Home Equity Loan, Ser. 2005-5, Class AF4	A3	5.30	11/25/35	2,250	960,726
Popular ABS Mortgage Pass-Through Trust, Home Equity Loan, Ser. 2005-B, Class M1(a)	Aa1	0.92	08/25/35	4,552	3,111,826
Popular ABS Mortgage Pass-Through Trust, Home Equity Loan, Ser. 2006-B, Class A3(a)	A1	0.72	05/25/36	3,000	1,704,366
Quest Trust, Home Equity Loan, Ser. 2006-X1, Class A2, 144A(a)	Caa3	0.63	03/25/36	9,442	5,138,334
Quest Trust, Home Equity Loan, Ser. 2006-X2, Class A2, 144A(a)	Ca	0.73	08/25/36	6,000	1,023,955
Renaissance Home Equity Loan Trust, Home Equity Loan, Ser. 2004-1, Class M2(a)	A2	1.69	05/25/34	564	237,580
Renaissance Home Equity Loan Trust, Ser. 2003-1, Class A(a)	Aaa	0.87	06/25/33	709	378,037
Residential Asset Mortgage Products, Inc., Ser. 2004-RS8, Class AI5	Aaa	5.98	08/25/34	15,000	6,913,682
Residential Asset Mortgage Products, Inc., Ser. 2006-RZ2, Class M1(a)	Caa2	0.77	05/25/36	2,500	303,041
Residential Asset Securities Corp., Home Equity Loan, Ser. 2005-EMX5, Class A3(a)	Caa3	0.77	12/25/35	3,958	866,900
Residential Asset Securities Corp., Ser. 2003-KS11, Class AI5	Aaa	5.55	01/25/34	4,600	1,825,044
Residential Asset Securities Corp., Ser. 2004-KS1, Class AI5	Aaa	5.22	02/25/34	4,000	1,967,734
Residential Asset Securities Corp., Ser. 2004-KS3, Class AI5	Aaa	4.77	04/25/34	7,750	2,895,661

Residential Asset Securities Corp., Ser. 2004-KS5, Class AI5	Aaa	5.60	06/25/34	10,308	3,901,471
Residential Asset Securities Corp., Ser. 2005-KS11, Class M1(a)	Baa1	0.84	12/25/35	1,680	224,631
Residential Asset Securities Corp., Ser. 2006-KS1, Class A4(a)	A1	0.74	02/25/36	470	179,790
Residential Asset Securities Corp., Ser. 2006-KS7, Class A2(a)	A2	0.54	09/25/36	3,291	2,837,980
Residential Asset Securities Corp., Ser. 2007-KS1, Class A4(a)	B1	0.66	01/25/37	7,316	979,757
Residential Asset Securities Corp., Ser. 2007-KS2, Class AI4(a)	B3	0.66	02/25/37	7,500	1,240,319
Residential Funding Mortgage Securities, Home Equity Loan, Ser. 2005-HS2, Class AII(a)	Caa2	0.62	12/25/35	2,563	879,297
Salomon Brothers Mortgage Securities VII, Inc., Ser. 2002-CIT1, Class M1(a)	AA(d)	1.17	03/25/32	7,504	2,426,808
Saxon Asset Securities Trust, Ser. 2001-2, Class M1(a)	Baa1	1.23	03/25/31	953	264,393
Saxon Asset Securities Trust, Ser. 2001-3, Class M1(a)	A3	1.61	07/25/31	636	165,161
Saxon Asset Securities Trust, Ser. 2003-2, Class AF5	Aaa	5.02	08/25/32	2,609	1,015,932
Saxon Asset Securities Trust, Ser. 2003-3, Class M2(a)	A2	2.04	12/25/33	251	69,593
Saxon Asset Securities Trust, Ser. 2004-1, Class M1(a)	Aa2	1.23	03/25/35	2,000	795,320
Saxon Asset Securities Trust, Ser. 2004-2, Class MF1	Aa2	5.50	08/25/35	2,667	874,731
Securitized Asset Backed Receivables LLC Trust, Ser. 2004-NC1, Class M1(a)	Aa2	0.96	02/25/34	7,719	3,691,443
Securitized Asset Backed Receivables LLC Trust, Ser. 2006-FR3, Class A3(a)	Caa1	0.69	05/25/36	5,050	1,276,264
Securitized Asset Investment Loan Trust, Ser. 2004-4, Class A4 (a)	AAA(d)	1.24	04/25/34	3,782	1,655,071
SLM Student Loan Trust, Ser. 2007-6, Class A1(a)	Aaa	1.26	04/25/15	4,453	4,435,613
SLM Student Loan Trust, Ser. 2008-1, Class A1(a)	Aaa	1.34	07/25/13	3,345	3,325,817
SLM Student Loan Trust, Ser. 2008-2, Class A1(a)	Aaa	1.39	01/25/15	9,536	9,423,626
Specialty Underwriting & Residential Finance, Ser. 2003-BC3, Class M1(a)	Aaa	1.09	08/25/34	11,700	5,374,571
Specialty Underwriting & Residential Finance, Ser. 2004-BC1, Class M1(a)	Aa2	1.20	02/25/35	3,720	1,460,715
Specialty Underwriting & Residential Finance, Ser. 2006-BC1, Class A2C(a)	Baa1	0.64	12/25/36	2,196	1,168,458
Structured Asset Investment Loan Trust, Ser. 2003-BC10, Class A4(a)	AAA(d)	1.44	10/25/33	10,448	4,787,430
Structured Asset Securities Corp., Home Equity Loan, Ser. 2005-WF4, Class M2(a)	A1	0.87	11/25/35	3,500	665,018
Structured Asset Securities Corp., Home Equity Loan, Ser. 2006-OW1, Class A3, 144A(a)	AAA(d)	0.60	12/25/35	746	718,567
Structured Asset Securities Corp., Home Equity Loan, Ser. 2006-OW1, Class A4, 144A(a)	A(d)	0.64	12/25/35	1,600	755,908
Tal Advantage LLC, Ser. 2006-1, Class A	Baa2	0.64	04/20/21	7,000	3,850,000
Terwin Mortgage Trust, Ser. 2006-12SL1, Class A1(a)(c)	Aa3	0.56	11/25/37	28,931	4,339,631
Terwin Mortgage Trust, Ser. 2007-1SL, Class A1, 144A(a)(c)	Aa3	0.55	01/25/38	5,537	830,505
USAA Auto Owner Trust, Ser. 2006-4, Class A3	Aaa	5.01	06/15/11	1,319	1,332,822
Volkswagen Auto Loan Enhanced Trust, Ser. 2008-1, Class A2	Aaa	3.71	04/20/11	2,537	2,546,020
Wachovia Auto Loan Owner Trust, Ser. 2008-1, Class A2B(a)	Aaa	1.30	03/20/11	4,131	4,116,937
Wachovia Auto Owner Trust, Ser. 2008-A, Class A3A	Aaa	4.81	09/20/12	10,200	10,553,284
Wells Fargo Home Equity Trust, Ser. 2004-1, Class 1A(a)	Aaa	0.74	04/25/34	8,019	4,087,685
Wells Fargo Home Equity Trust, Ser. 2004-1, Class 2A1(a)	Aaa	0.74	04/25/34	10,608	5,131,621
World Omni Auto Receivables Trust, Ser. 2008-B, Class A2	Aaa	4.13	03/15/11	17,000	17,144,231

					979,623,760

COMMERCIAL MORTGAGE BACKED SECURITIES 18.7%
Banc of America Commercial Mortgage, Inc., Ser. 2005-1, Class A3	AAA(d)	4.88	11/10/42	4,238	4,080,495
Banc of America Commercial Mortgage, Inc., Ser. 2005-4, Class A2	AAA(d)	4.76	07/10/45	1,750	1,688,611
Banc of America Commercial Mortgage, Inc., Ser. 2007-2, Class A2FL, 144A(a)	AAA(d)	0.61	04/10/49	50,000	36,270,179
Banc of America Commercial Mortgage, Inc., Ser. 2007-3, Class A2FL, 144A(a)	Aaa	0.63	06/10/49	30,000	20,387,415
Bank of America Large Loan, Ser. 2005-MIB1, Class A1, 144A(a)	Aaa	0.60	03/15/22	1,356	1,125,424
Bear Stearns Commercial Mortgage Securities, Ser. 2003-PWR2, Class A3	AAA(d)	4.83	05/11/39	3,791	3,739,935
Bear Stearns Commercial Mortgage Securities, Ser. 2006-PW11, Class A4(a)	AAA(d)	5.46	03/11/39	4,740	4,051,068
Bear Stearns Commerical Mortgage Securities, Ser. 2006-BBA7, Class A1, 144A(a)	Aaa	0.56	03/15/19	5,064	4,269,519
Citigroup Commercial Mortgage Trust, Ser. 2006-05, Class A3	Aaa	5.43	10/15/49	10,000	7,665,051
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2005-CD1, Class A2FL(a)	Aaa	0.57	07/15/44	10,000	8,817,490
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2006-CD2, Class A2	Aaa	5.41	01/15/46	2,355	2,205,498
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2007-CD4, Class A2A	Aaa	5.24	12/11/49	3,700	3,333,273
Commercial Mortgage Pass Through Cert., Ser. 2005-C6, Class A2	Aaa	5.00	06/10/44	5,225	5,111,146
Commercial Mortgage Pass Through Cert., Ser. 2006-CN2A, Class A2FL, 144A(a)	AAA(d)	0.71	02/5/19	3,000	2,112,651
CS First Boston Mortgage Securities Corp., Ser. 2005-C2, Class A4	Aaa	4.83	04/15/37	12,020	10,340,502
GE Capital Commercial Mortgage Corp., Ser. 2005-C3, Class A4(a)	AAA(d)	5.05	07/10/45	3,000	2,823,018
Greenwich Capital Commercial Funding Corp., Ser. 2005-GG5, Class A2	Aaa	5.12	04/10/37	20,000	18,577,488
Greenwich Capital Commercial Funding Corp., Ser. 2005-GG5, Class A5(a)	Aaa	5.22	04/10/37	10,000	8,596,481
Greenwich Capital Commercial Funding Corp., Ser. 2006-GG7, Class A2(a)	Aaa	5.92	07/10/38	40,000	37,421,463
GS Mortgage Securities Corp, Ser. 2007-EOP, Class A1, 144A(a)	Aaa	0.58	03/6/20	9,550	7,066,689
JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP5, Class A3(a)	Aaa	5.37	12/15/44	4,000	3,317,611
JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP7, Class A2(a)	Aaa	6.05	04/15/45	21,510	20,097,040
JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP9, Class A2SF(a)	Aaa	0.57	05/15/47	30,000	20,919,795
JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-CB19, Class A2(a)	Aaa	5.75	02/12/49	1,410	1,229,818
JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-CB20, Class A3	Aaa	5.82	02/12/51	8,233	6,112,962
JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD11, Class A2FL(a)	Aaa	0.59	06/15/49	50,000	32,829,610
JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LDPX, Class A2SF(a)	Aaa	0.58	01/15/49	50,000	33,004,215
JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2008-C2, Class A1	Aaa	5.02	02/12/51	3,834	3,833,908

LB-UBS Commercial Mortgage Trust, Ser. 2005-C7, Class A2	AAA(d)	5.10	11/15/30	10,753	10,369,665
LB-UBS Commercial Mortgage Trust, Ser. 2006-C1, Class A2	AAA(d)	5.08	02/15/31	12,450	11,577,516
LB-UBS Commercial Mortgage Trust, Ser. 2006-C3, Class A2	Aaa	5.53	03/15/32	8,400	7,858,442
LB-UBS Commercial Mortgage Trust, Ser. 2006-C6, Class A2	Aaa	5.26	09/15/39	5,070	4,634,756
Merrill Lynch Floating Trust, Ser. 2006-1, Class A1, 144A(a)	Aaa	0.52	06/15/22	13,865	9,705,195
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-4, Class A2FL(a)	Aaa	0.58	12/12/49	25,000	18,138,533
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-2, Class A2(a)	Aaa	5.88	06/12/46	19,000	17,816,716
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-06, Class A2FL(a)	Aaa	0.60	03/12/51	50,000	33,440,215
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-08, Class ASB(a)	AAA(d)	6.09	08/12/49	1,750	1,509,555
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-5, Class A2FL, 144A(a)	Aaa	0.56	08/12/48	35,000	23,518,576
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-7, Class A2FL, 144A(a)	Aaa	0.63	06/12/37	25,000	17,252,188
Morgan Stanley Capital I, Ser. 2005-HQ6, Class A2A	AAA(d)	4.88	08/13/42	8,390	7,644,997
Morgan Stanley Capital I, Ser. 2007-IQ14, Class A2FL(a)	Aaa	0.61	04/15/49	50,000	32,514,795
Wachovia Bank Commercial Mortgage Trust, Ser. 2005-C19, Class A2	AAA(d)	4.52	05/15/44	10,056	9,392,624
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C29, Class A3	Aaa	5.30	11/15/48	25,000	20,113,208
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-WL7A, Class A1, 144A(a)	Aaa	0.54	09/15/21	23,250	16,275,139

					552,790,475

CORPORATE BONDS 32.7%

Banking 8.0%
American Express Credit Corp., M.T.N.(a)	A2	0.51	05/19/09	8,000	7,974,202
Barclays Bank PLC (United Kingdom), Gov’t Liquid Gtd., 144A(a)	Aaa	2.07	03/5/12	30,000	29,964,840
Bear Stearns & Co., Inc., M.T.N.(a)	Aa3	1.27	01/31/11	20,000	19,337,360
Capital One Financial Corp., Sr. Unsub., M.T.N. (a)	Baa1	1.57	09/10/09	25,000	24,356,500
Citigroup, Inc., Sr. Notes(a)	A3	1.42	06/9/09	2,070	2,061,029
Countrywide Financial Corp., M.T.N.(a)	A2	1.68	05/7/12	35,000	28,897,575
Credit Suisse USA, Inc.(a)	Aa1	1.33	11/20/09	25,000	24,845,250
Goldman Sachs Group, Inc., M.T.N.(a)	A1	1.33	06/28/10	10,000	9,653,310
HBOS Treasury Services PLC, M.T.N., 144A(a)	Aa3	1.15	07/17/09	15,000	14,943,855
JPMorgan Chase & Co., Notes, M.T.N.(a)	Aa3	1.38	06/2/09	4,000	3,998,635
Merrill Lynch & Co., M.T.N.(a)	A2	1.33	03/23/10	17,000	16,152,431
Merrill Lynch & Co., M.T.N.(a)	A2	1.45	02/5/10	13,000	12,460,266
Morgan Stanley, Sr. Unsec’d. Notes, M.T.N.(a)	A2	1.22	01/15/10	20,000	19,562,360
Suncorp-Metway Ltd. (Australia), Gov’t. Liquid Gtd., 144A(a)	Aaa	2.38	04/15/11	25,000	24,957,100

					239,164,713

Brokerage 0.2%
Lehman Brothers Holdings, Inc., M.T.N.(a)(e)	NR	3.00	05/25/10	50,000	7,000,000

Cable 0.5%
Comcast Corp.(a)	Baa1	1.44	07/14/09	15,000	14,988,060

Capital Goods 3.7%
Eaton Corp.(a)	A3	1.321	08/10/09	35,000	34,976,130
Ingersoll-Rand Global Holding Co Ltd., Gtd. Notes (Bermuda)(a)	Baa1	2.73	08/13/10	16,000	14,955,568
John Deere Capital Corp., M.T.N.(a)	A2	1.30	09/1/09	35,000	35,005,040
Snap-On, Inc.(a)	A3	1.27	01/12/10	25,000	24,791,200

					109,727,938

Consumer 0.5%
Proctor & Gamble International Funding SCA (Luxembourg), Gtd. Notes(a)	Aa3	1.47	08/19/09	15,000	15,021,615

Electric 1.8%
FPL Group Capital, Inc., Gtd. Notes(a)	A2	2.20	06/17/11	10,000	9,190,140
Georgia Power Co., Sr. Unsec’d. Notes(a)	A2	1.87	03/17/10	20,000	20,101,300
Ohio Power Co.(a)	A3	1.35	04/5/10	22,950	22,617,776

					51,909,216

Energy - Integrated 0.3%
XTO Energy, Inc., Sr. Unsec’d. Notes	Baa2	5.00	08/1/10	10,000	10,112,400

Foods 1.7%
General Mills, Inc.(a)	Baa1	1.23	01/22/10	30,000	29,904,780
Kraft Foods, Inc., Sr. Unsub. Notes(a)	Baa2	1.73	08/11/10	10,000	9,747,680
SABMiller PLC, 144A(a)	Baa1	1.51	07/1/09	10,000	9,993,200

					49,645,660

Health Care & Pharmaceutical 4.6%
AstraZeneca PLC, Sr. Unsub.
Notes(a)	A1	1.61	09/11/09	25,000	25,011,900
Cardinal Health, Inc., Sr. Unsec’d. Notes(a)	Baa2	1.46	10/2/09	20,000	19,696,980
Eli Lilly & Co., 144A(a)	A1	4.10	05/15/09	20,000	20,000,000
GlaxoSmithKline Capital, Inc., Gtd. Notes(a)	A1	1.86	05/13/10	25,000	25,121,625
Pfizer, Inc., Sr. Usec’d. Notes(a)	Aa2	3.17	03/15/11	25,000	25,647,875
Roche Holdings, Inc., Gtd. Notes, 144A(a)	A2	2.25	02/25/10	10,000	10,001,210
Roche Holdings, Inc., Gtd. Notes, 144A(a)	A2	3.25	02/25/11	10,000	10,115,740

					135,595,330

Insurance 2.4%
Lincoln National Corp., Sr. Unsec’d. Notes(a)	Baa2	1.41	03/12/10	35,000	32,759,370
UnitedHealth Group, Inc., Sr. Unsec’d. Notes(a)	Baa1	1.41	06/21/10	40,000	39,206,039

					71,965,409

Media & Entertainment 1.7%
Time Warner, Inc.(a)	Baa2	1.46	11/13/09	30,000	29,798,130
Walt Disney Co., M.T.N.(a)	A2	1.39	09/10/09	20,000	19,995,660

					49,793,790

Non-Captive Finance 1.6%
General Electric Capital Corp.(a)	Aa2	1.14	01/26/11	22,500	20,760,278
Household Fin. Corp., Sr. Unsec’d. Notes, M.T.N.(a)	A3	1.52	11/16/09	10,370	10,087,957
International Lease Finance Corp., M.T.N.(a)	Baa2	1.53	01/15/10	17,000	15,412,013

					46,260,248

Pipelines & Other 1.0%
Rockies Express Pipeline LLC, 144A(a)	Baa2	5.10	08/20/09	30,000	30,012,600

Retailers 1.7%
CVS Caremark Corp.,(a)	Baa2	1.56	06/1/10	50,000	49,058,099

Technology 1.8%
Hewlett-Packard Co.,(a)	A2	1.38	06/15/10	17,200	17,124,131
IBM International Group Capital(a)	A1	1.39	07/29/09	35,000	35,044,170

					52,168,301

Telecommunications 1.2%
AT&T, Inc.(a)	A2	1.33	02/5/10	35,000	35,026,950

					967,450,329
U.S. GOVERNMENT AGENCY OBLIGATIONS 2.9%
Federal Home Loan Bank		3.63	12/17/10	5,785	6,018,043
Goldman Sachs Group, Inc., FDIC Gtd.(a)(h)		1.49	11/9/11	40,000	40,348,040
Pooled Funding Trust I, Pass-Thru Certs., 144A		2.74	02/15/12	39,300	39,504,360

					85,870,443

Total long-term investments (cost $3,349,425,863)					2,585,735,007

SHORT-TERM INVESTMENTS 12.3%
COMMERCIAL PAPER 11.9%(b)
Altria Group, Inc., 144A	P-2	2.35%	06/24/09	25,000	24,964,161
BMW US Capital LLC, 144A	P-2	1.10	05/21/09	15,000	14,990,375
Carnival Corp., 144A	P-2	0.48	05/1/09	20,000	19,999,733
Cigna Corp., 144A	P-2	2.50	05/1/09	10,026	10,025,304
Cigna Corp., 144A	P-2	2.50	05/11/09	10,000	9,992,361
Citigroup Funding, Inc.	P-1	0.30	06/11/09	25,000	24,991,249
Devon Energy Corp., 144A	P-2	0.65	05/11/09	20,000	19,996,028
EOG Resources, Inc., 144A	P-2	1.10	06/25/09	5,000	4,991,445
Heinz H.J. Finance Co., 144A	P-2	0.90	05/28/09	10,000	9,993,000
Heinz H.J. Finance Co., 144A	P-2	1.00	05/14/09	9,130	9,126,450
ITT Corp., 144A	P-2	1.70	06/25/09	16,000	15,976,058
Kellogg Co., 144A	P-2	1.25	05/11/09	15,000	14,994,671
Kellogg Co., 144A	P-2	1.30	05/27/09	7,500	7,494,357
Pacific Gas & Electric Co., 144A (original cost $22,485,002; date purchased 09/25/07)(g)	P-2	0.80	05/18/09	22,494	22,485,002
Safeway, Inc., 144A	P-2	1.10	05/27/09	15,553	15,540,169
Spectra Energy Capital LLC, 144A	P-2	1.00	05/13/09	7,000	6,997,473
Spectra Energy Capital LLC, 144A	P-2	1.00	05/26/09	5,000	4,996,389
Staples, Inc., 144A	P-2	2.00	05/15/09	15,000	14,987,500
Verizon Communications, Inc., 144A	P-2	1.10	05/7/09	24,530	24,524,753
VF Corp., 144A	P-2	1.25	07/20/09	19,650	19,604,019
Virginia Electric & Power Co.	P-2	1.12	05/21/09	20,000	19,986,933
Volkswagen of America, 144A	P-2	1.95	05/20/09	15,000	14,983,751
Wellpoint, Inc., 144A	P-2	1.50	06/22/09	20,000	19,973,587

					351,614,768

LOAN PARTICIPATIONS 0.4%
National Rural Utilities Cooperative Finance Corp.(c)	P-2	0.75	05/28/09	12,581	12,581,000

Total short-term investments (cost $364,106,734)	364,195,768

Total Investments 99.6% (cost $3,713,532,597)(f)(i)	2,949,930,775
Other assets in excess of liabilities(j) 0.4%	12,331,534

Net Assets 100.0%	$2,962,262,309

The following abbreviations are used in the portfolio descriptions:

LLC—Limited Liability Company.

M.T.N.—Medium Term Note.

NR—Not Rated by Moody’s or Standard & Poor’s

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

*	The ratings reflected are as of April 30, 2009. Ratings of certain bonds may have changed subsequent to that date. The Fund’s current prospectus contains a description of Moody’s and Standard & Poor’s ratings.
(a)	Floating rate bond. The coupon is indexed to a floating interest rate. The rate shown is the rate at period end.
(b)	Rate quoted represents yield-to-maturity as of purchase date.
(c)	Indicates a security that has been deemed illiquid.
(d)	Standard & Poor’s Rating.
(e)	Represents issuer in default of interest payments; non-income producing security.
(f)	As of April 30, 2009, 2 securities representing $5,170,136 and 0.2% of the total market value were fair valued in accordance with the policies adopted by the Board of Directors.
(g)	Private placement, restricted as to resale and does not have a readily available market. The aggregate original cost of such securities is $43,842,984. The aggregate value of $30,990,985 is 1.0% of net assets.
(h)	FDIC-Guaranteed issued under temporary liquidity guarantee program.
(i)	The cost basis for federal income tax purposes is substantially the same as that used for financial statement purposes.
(j)	Other assets in excess of liabilities include net unrealized appreciation (depreciation) on interest rate and credit default swap agreements as follows:

Interest rate swap agreements outstanding at April 30, 2009:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized (Depreciation)(b)
Barclays Bank PLC(a)	6/18/2009	$32,000	3.513%	3 month LIBOR	$(457,149)
Barclays Bank PLC(a)	6/20/2010	27,000	3.775	3 month LIBOR	(1,128,610)
Barclays Bank PLC(a)	7/3/2010	10,000	3.57	3 month LIBOR	(390,396)
Barclays Bank PLC(a)	12/12/2010	50,000	4.0475	3 month LIBOR	(2,863,850)
Barclays Bank PLC(a)	12/27/2010	20,000	4.026	3 month LIBOR	(1,134,955)
Barclays Bank PLC(a)	5/16/2018	13,000	4.531	3 month LIBOR	(1,665,216)
Deutsche Bank AG(a)	12/15/2009	25,000	3.201	3 month LIBOR	(569,370)
Deutsche Bank AG(a)	4/15/2011	25,000	3.735	3 month LIBOR	(1,132,255)
Deutsche Bank AG(a)	2/15/2012	39,300	2.065	3 month LIBOR	(313,703)
Morgan Stanley Capital Services, Inc.(a)	10/1/2010	40,000	3.695	3 month LIBOR	(1,461,000)
Royal Bank of Scotland PLC(a)	9/24/2009	5,600	3.42625	3 month LIBOR	(163,578)
Royal Bank of Scotland PLC(a)	7/21/2010	19,000	3.5725	3 month LIBOR	(742,243)
Royal Bank of Scotland PLC(a)	10/3/2013	9,200	3.991	3 month LIBOR	(629,160)
Royal Bank of Scotland PLC(a)	2/18/2020	20,000	4.762	3 month LIBOR	(2,848,345)

					$(15,499,830)

(a)	The Portfolio pays the fixed rate and receives the floating rate.
(b)	The amount represents fair value of derivative instruments subject to interest rate contract(s) risk exposure as of April 30, 2009.

Credit default swap agreements outstanding at April 30, 2009:

Counterparty	Termination Date	Notional Amount (000)#(2)	Fixed Rate	Referenced Entity/ Obligation	Fair Value(3)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)(4)
Credit Default Swaps on Corporate Issues-Buy Protection(1):

Citibank, NA	3/20/2010	$20,000	0.28%	CVS Corp., 4.875%, due 9/15/2014	$50,655	$—	$50,655
Deutsche Bank AG	6/20/2012	15,000	5.05	Countrywide Home Loans, Inc., 6.000%, due 1/24/2018	(860,476)	—	(860,476)
Goldman Sachs International	3/20/2013	32,350	1.90	Financial Security Assurance, Inc., 6.11%, due 6/29/2015	14,759,189	—	14,759,189
Goldman Sachs International	3/20/2018	2,800	2.96	MBIA Insurance Corp., 2.76%, due 10/06/2010	1,789,594	—	1,789,594
Merrill Lynch Capital Services, Inc.	3/20/2018	8,000	3.00	AMBAC Assurance Corp., 5.900%, due 2/22/2021	4,736,778	—	4,736,778
Merrill Lynch Capital Services, Inc.	3/20/2018	4,000	3.00	MBIA Insurance Corp., 5.900%, due 10/06/2010	2,552,885	—	2,552,885
Merrill Lynch Capital Services, Inc.	6/20/2010	20,000	0.70	UnitedHealth Group, Inc., 4.875%, due 4/01/2013	236,487	—	236,487

					$23,265,112	$—	$23,265,112

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer or credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The fair value of credit default swap agreements on corporate issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap be closed as of the reporting date.
(4)	The amount represents fair value of derivative instruments subject to credit contract(s) risk exposure as of April 30, 2009.

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of April 30, 2009 in valuing the Series’ assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	—	—
Level 2 - Other Significant Observable Inputs	$2,944,760,639	$7,765,282
Level 3 - Significant Unobservable Inputs	5,170,136	—

Total	$2,949,930,775	$7,765,282

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of 1/31/09	$6,957,578
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(1,467,122)
Net purchases (sales)	(320,320)
Transfers in and/or out of Level 3	—

Balance as of 4/30/09	$5,170,136

The following is a summary of the fair value of the derivative instruments utilized by the Series as of April 30, 2009 categorized by risk exposure:

Derivative Fair Value at 4/30/09
Credit Contracts	$23,265,112
Interest rate contracts	(15,499,830)

Total	$7,765,282

Notes to Schedules of Investments (Unaudited)

Securities Valuation: The Money Market Series values portfolio securities at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the value shall be determined by or under the direction of the Board of Trustees. For the Short-Term Bond Series, securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or for which the pricing service does not provide a valuation methodology, or does not present fair value, are valued at fair value in accordance with Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst, media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. For the Short-Term Bond Series, short-term securities which mature in more than sixty days are valued at current market quotations. Short-term securities which mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

Repurchase Agreements: In connection with transactions in repurchase agreements with United State financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Core Investment Fund

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date June 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date June 22, 2009

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date June 22, 2009

*	Print the name and title of each signing officer under his or her signature.